Assets held for sale and liabilities of disposal groups held for sale - Held for sale (Details) - GBP (£) £ in Millions		Jun. 30, 2025	Dec. 31, 2024
Disposal Groups [Abstract]
Disposal groups		£ 28,128	£ 21,620
Unallocated impairment losses		(58)	(25)
Non-current assets held for sale		52	11
Assets held for sale	[1]	28,122	21,606
Liabilities of disposal groups	[1]	£ 33,097	£ 23,110

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Assets held for sale and liabilities of disposal groups held for sale' on page 48.